Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We, via our Manager, have implemented a cybersecurity strategy involving various dedicated personnel and resources aimed at preventing, detecting and responding to cyberattacks, as well as being able to recover promptly in the event of material impact following a cyberattack. Additionally, we regularly update our cybersecurity processes to address cybersecurity trends and threats. Cybersecurity processes have been established to address material cybersecurity risks, including in connection with the following areas:

•	information technology and solution usage;
•	access control;
•	patch management;
•	security on specific environments (i.e. cloud, virtualization, automated systems, etc.);
•	log management;
•	network security;
•	systems security standards;
•	remote access;
•	cryptography;
•	mobile devices;
•	incident management.

In particular, we deploy a variety of methods of defense such as endpoint security, email and web filtering, access and identity management and security monitoring to provide appropriate levels of protection against cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true